Accrued Liabilities and Other Payables	6 Months Ended
Mar. 31, 2026
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 12 — ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consisted of the following:

	March 31, 2026	September 30, 2025
Accrued payroll and employee benefits	$389,855	$388,037
Construction in progress payable	22,204	182,267
Accrued promotion expenses	-	41,613
Security deposits payable	8,688	8,107
Expenses paid by employees on the Company’s behalf	2,533	1,772
Others	87,331	51,676
Total accrued liabilities and other payables	$510,611	$673,472